Goodwill And Other Intangible Assets, Net (Movement In Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 10,161	$ 9,112
Changes due to:
Acquisitions	3
Philippines business combination		842
Other business combinations		17
Currency	(236)	190
Ending Balance	9,928	10,161
European Union [Member]
Goodwill [Line Items]
Beginning Balance	1,443	1,539
Changes due to:
Other business combinations		8
Currency	(51)	(104)
Ending Balance	1,392	1,443
Eastern Europe, Middle East & Africa [Member]
Goodwill [Line Items]
Beginning Balance	702	743
Changes due to:
Acquisitions	1
Other business combinations		5
Currency	(37)	(46)
Ending Balance	666	702
Asia [Member]
Goodwill [Line Items]
Beginning Balance	5,004	3,926
Changes due to:
Acquisitions	1
Philippines business combination		842
Other business combinations		2
Currency	(39)	234
Ending Balance	4,966	5,004
Latin America & Canada [Member]
Goodwill [Line Items]
Beginning Balance	3,012	2,904
Changes due to:
Acquisitions	1
Other business combinations		2
Currency	(109)	106
Ending Balance	$ 2,904	$ 3,012